Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands			12 Months Ended
	Oct. 27, 2022	Oct. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Total assets			$ 2,090,120,158	$ 1,946,567,225
Total liabilities			1,577,891,283	1,479,769,834
Shareholders' equity			512,228,875	466,797,391	$ 445,581,084	$ 424,549,589
Adjusted Shareholders' equity			173,290,106	173,290,106
Macro Warrants SA [member]
Disclosure of associates [line items]
Total assets			127,243	173,171
Total liabilities			15,965	24,560
Shareholders' equity			$ 111,278	$ 148,611
Proportional Bank's interest			5.00%	5.00%
Investment carrying amount			$ 5,564	$ 7,431
Play Digital SA [Member]
Disclosure of associates [line items]
Total assets			4,321,080	3,630,568
Total liabilities			446,741	306,601
Shareholders' equity			3,874,339	3,323,967
Irrevocable capital contributions made during 2022 pending capitalization (see note 1)			(4,596,480)
Adjusted Shareholders' equity			$ (722,141)	$ 3,323,967
Proportional Bank's interest	9.6984%	8.9927%	8.9927%	10.0197%
Equity interest			$ (64,940)	$ 333,052
Irrevocable capital contribution made in January and July 2022			487,899
Investment carrying amount			$ 422,959	$ 333,052